Accounts receivable - Schedule of Accounts Receivable and Lease Receivable Less Expected Credit Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Accounts receivable	$ 10,259	$ 6,060
Accrued contract revenue	4,451	1,499
Lease receivable	28	185
Allowance for expected credit losses	(1,181)	(1,095)	$ (1,676)
Net accounts receivable	$ 13,557	$ 6,649